Document and Entity Information	Dec. 13, 2024
Cover [Abstract]
Document Type	N-2/A
Securities Act File Number	333-283111
Entity Registrant Name	Antares Private Credit Fund
Entity Central Index Key	0001976336
Amendment Flag	false